NET LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
NET LOSS PER SHARE
NET LOSS PER SHARE

21. NET LOSS PER SHARE

The Company computes basic loss per share using net loss attributable to Common Stockholders and the weighted-average number of Common Stock shares outstanding during each period. Diluted earnings per share include shares issuable upon exercise of outstanding stock options and stock-based awards where the conversion of such instruments would be dilutive.

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except per share amounts)	2021	2020	2021	2020
Numerator for basic and diluted net loss per share:
Net loss attributable to Common Stockholders	$(43,180)	$(23,766)	$(102,288)	$(45,570)
Denominator for basic and diluted net loss per share:
Weighted-average shares	255,098	158,124	246,717	157,187
Net loss per share—Basic and Diluted	$(0.17)	$(0.15)	$(0.41)	$(0.29)

The Company’s potential dilutive securities, which include outstanding Common Stock options, unvested restricted stock units, unvested restricted stock awards and outstanding Common Stock warrants, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding as of June 30, 2021 and 2020, from the computation of diluted net loss per share attributable to common stockholders because including them would have an anti-dilutive effect (in thousands):

	Six Months Ended June 30,
	2021	2020
Common Stock options outstanding	16,394	12,964
Unvested restricted stock units outstanding	5,095	—
Unvested restricted stock awards outstanding	168	1,317
Common Stock warrants outstanding	—	619
Total shares	21,657	14,900

20. NET LOSS PER SHARE

The Company computes basic loss per share using net loss attributable to Common Stockholders and the weighted-average number of Common Stock shares outstanding during each period. Diluted earnings per share include shares issuable upon exercise of outstanding stock options and stock-based awards where the conversion of such instruments would be dilutive.

	Years Ended December 31,
	2020
(in thousands, except per share amounts)	(as restated)	2019

Numerator for basic and diluted net loss per share:
Net loss attributable to Common Stockholders	$(34,015)	$(103,596)
Denominator for basic and diluted net loss per share:
Weighted average shares	157,906	150,002
Net loss per share—Basic and Diluted	$(0.22)	$(0.69)

The Company’s potential dilutive securities, which include outstanding Common Stock options, unvested restricted stock units, unvested restricted stock awards, outstanding Common Stock warrants, and Trine Founder Shares held in escrow, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding as of December 31, 2020 and 2019, from the computation of diluted net loss per share attributable to common stockholders because including them would have an anti-dilutive effect (in thousands):

	Years Ended December 31,
	2020	2019
Common Stock options outstanding	19,553	18,072
Unvested restricted stock units outstanding	683	—
Unvested restricted stock awards outstanding	279	5,587
Common Stock warrants outstanding	25,010	634
Unvested Trine Founder Shares, held in escrow	1,851	—
Total shares	47,376	24,293